Accounts receivable	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable

Note 9.      Accounts receivable

The breakdown of the accounts receivable balance is detailed below:

	As at December 31,	As at December 31,
USD'000	2022	2021
Trade accounts receivable	2,463	2,820
Allowance for doubtful accounts	(64)	(68)
Accounts receivable from other related parties	171	129
Accounts receivable from underwriters, promoters, and employees	-	5
Other accounts receivable	3	93
Total accounts receivable, net of allowance for doubtful accounts	2,573	2,979

As at December 31, 2022, accounts receivable from other related parties consisted of a receivable from OISTE in relation to the facilities and personnel hosted by WISeKey SA and WISeKey International Holding AG on behalf of OISTE (see Note 40).